Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Income Taxes [Line Items]
INCOME TAXES

8. INCOME TAXES

For the three and six month periods ended June 30, 2021 and the year ended December 31, 2020, the Company did not record a tax provision as the Company was in an overall loss position and maintains a full valuation allowance against its net deferred tax assets.

8. INCOME TAXES

The Company’s entire pretax loss for the years ended December 31, 2020 and 2019 was from its U.S. domestic operations.

The Company recorded a tax loss for the years ended December 31, 2020 and 2019. Therefore, the Company recorded no current or deferred income tax expense or benefit for the years ended December 31, 2020 and 2019.

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019
Income at US Statutory Rate	21%	21%
State taxes, net of Federal benefit	6%	6%
Permanent differences	(1)%	(1)%
Tax credits	4%	6%
Change in valuation allowance	(30)%	(33)%
Other	0%	0%
	0%	0%

The Company’s deferred tax assets and (liabilities) are as follows

	Year Ended December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$7,602	$4,178
Tax credits	1,244	792
Share based compensation	23	8
Accruals and reserves	23	81
Depreciation and amortization	104	81
Total deferred tax assets before valuation allowance	8,996	5,140
Valuation allowance	(8,996)	(5,140)
Net deferred tax assets	$—	$—

As of December 31, 2020 and 2019 the Company is in a net deferred tax asset position. The deferred tax assets consist principally of net operating loss carryforwards and research and development tax credits. The future realization of the tax benefits from existing temporary differences and tax attributes, ultimately depends on the existence of sufficient taxable income. In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management considers the scheduled reversal of projected future taxable income, and tax planning strategies in making this assessment. After consideration of all available evidence, both positive and negative, the Company has determined that it was more likely than not that the Company would not recognize the benefits of its federal and state net deferred tax assets. Accordingly, the Company has a full valuation allowance against the deferred tax assets as of December 31, 2020 and 2019. The change in the valuation allowance for the years ended December 31, 2020 and 2019 was an increase of $3.9 million and $3.1 million, respectively.

The Company has incurred losses since inception that would generally be available to reduce future taxable income. As of December 31, 2020, the Company had U.S. federal net operating loss carryforwards of $27.8 million that expire at various dates from 2034 through 2037, and includes $25.0 million that have an unlimited carryforward period. As of December 31, 2020, the Company had state net operating loss carryforwards of $27.9 million that expire at various dates from 2035 through 2040.

As of December 31, 2020 and 2019, the Company had U.S. federal and state research and development tax credits of $0.6 million and $0.9 million, respectively, that generally expire at various dates through 2040.

The future realization of the Company’s net operating loss carryforwards and other tax attributes may also be limited by the change in ownership rules under Code Section 382. Under Section 382 of the Code, if a corporation undergoes an “ownership change” (as defined in Section 382 of the Code), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether an ownership change has occurred or whether there have been multiple ownership changes.

The Company files income tax returns in the U.S. federal jurisdiction and in any state and local jurisdiction in which it operates. The Company is subject to tax examination by various taxing authorities. The Company is not currently under examination and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period. As of December 31, 2020, the tax years from 2017 to present remain open to examination by relevant taxing jurisdictions to which the Company is subject. However, to the extent the Company utilizes net operating losses from years prior to 2017, the statute remains open to the extent of the net operating losses or other credits that are utilized.

The calculation and assessment of the Company’s tax exposures generally involve the uncertainties in the application of complex tax laws and regulations for federal, state and local jurisdictions. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation, on the basis of the technical merits. As of December 31, 2020, the Company has not recorded any liabilities related to uncertain tax positions in its financial statements. Similarly, the Company has not accrued any interest and penalties related to uncertain tax positions as of December 30, 2020. The Company recognizes accrued interest and penalties, if any, related to uncertain tax positions in tax expense in its financial statements.